Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended				2 Months Ended	12 Months Ended	2 Months Ended	12 Months Ended			2 Months Ended
	Apr. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 05, 2013	Feb. 19, 2014 Subsequent Event [Member]	Dec. 31, 2013 Share Repurchase Program [Member]	Feb. 19, 2014 Share Repurchase Program [Member] Subsequent Event [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Feb. 19, 2014 Common Stock [Member] Share Repurchase Program [Member] Subsequent Event [Member]
Share repurchase program expired	$ 1,500
Additional amount of shares authorized to be repurchased					1,500
Average price per share of repurchased shares		$ 91.95						$ 107.52
Number of common shares repurchased									8,700,000	12,100,000	13,300,000	928,040
Aggregate amount of repurchased shares		800	872	958			168	100
Shares repurchased							2,100,000
Remaining value under share repurchase program						$ 768